UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: June 30 ,2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

June 30, 2013

(Unaudited)

Dear Shareholders,

I will begin with some bullet observations:

•

So far 2013 has not been a year to be conservative or fearful.  The worst performing sector was Gold, which lost over 48%!  (Silver and other commodities suffered too.)  Bond values dropped as interest rates rose; the Barclays Global Aggregate Bond Index lost almost 5%.  Cash made virtually nothing.

•

United States stocks did much better than large foreign country stocks.

•

While not unprecedented, it is somewhat unusual for stocks to continue upward at the same time as interest rates rise.  The dynamic seems to have been that fearful investors over the last few years fled to bonds with the fiscal encouragement of the Federal Reserve.  This took interest rates to historical lows, which was good for business and therefore stocks and real estate.  When rates started to rise, many investors sold their bonds but found nowhere to put their money.  Cash was going nowhere.  Gold was tanking.  That left two general areas, stocks and real estate, so flows from bonds went mostly to stocks as higher interest rates presented more of a potential brake to the real estate markets.

•

Emerging Market countries' stock markets performed poorly, losing almost 10% and off 20% from their peak.

•

After a great 2012 the gains in real estate cooled and dropped over 10% in May-June.

•

Note that the indexes shown have no expenses.

Key Index Returns Year-to-Date as of 6/30/13
USTREAS T-Bill Auction Ave 3 Mon	0.04%
Barclays Govt/Credit 1-5 Yr TR USD (Bonds)	-0.48%
Barclays Global Aggregate TR USD (Bonds)	-4.83%
S&P 500 TR USD (US Large Stocks)	13.82%
Russell 2000 TR USD (US Small Stocks)	15.86%
DJ US Real Estate TR USD	4.83%
MSCI EAFE NR USD (Foreign stocks)	4.10%
MSCI EM NR USD (Foreign Emerging Markets)	-9.57%
Gold	-48.10%
Average of all Holdings	-2.70%
Average of Holdings Without Gold	2.97%

We employ a broadly diversified approach that includes most asset classes.  Then we weight the portfolios considering overall conditions, weighing risks against upside potential.  While this approach is less risky, it can result in missing some of the upside of more aggressive approaches.

Going forward we continue to be cautiously optimistic while expecting some stock market pullbacks along with tough sledding for bonds..  Our considerations include:

The current U.S. stock markets have increased in value faster than most modern bull markets, thereby creating the risk of greater downturns ("corrections") within the bull market.  We have been holding back some cash in anticipation of another pullback.  We did some buying during the recent 5-6% retreat, but we will not be surprised if there is a correction of 10% or more.  This is not alarming; it is consistent with historical bull market behavior.  Markets do not move in straight-line fashion; they go up and down, sometimes with patterns looking a bit like a rollercoaster.  The good news is that over long periods of time the markets tend to move higher over longer periods of time.

While U.S. stocks have been a bit frothy since last fall, foreign stocks have seen modest returns and emerging market stocks have been hammered, many down 20% or more from their 2013 highs.  We see this as a potential buying opportunity.

As long as economic policies and actions of governments result in greater stability and an improvement in debt ratios, the private sector (and therefore stocks) can continue to grow.  The problem is that such improvements may be too little too late and further monetary crises could surface within the next few years.  Because of these "systemic" risks, we have been more conservative, which has hurt performance.  But we can see a period coming where sales and earnings growth slows and that would make it harder for stocks to continue robust gains, and possibly set the stage for a significant market retreat.

The outlook for interest rates (and therefore returns on bonds) is up for question.  Temporarily we see rates stabilizing and possibly lowering a bit into the fall.  But with inflation hitting many sectors of the economy, and if the Federal Reserve eases (tapers) its efforts to keep rates low, we see rates rising over a longer period of time.  This will make investments in bonds even more disappointing and that is why we have kept maturities short (mostly under three years with average maturity in our bond portfolios at 1-2 years).

Hopefully you read my articles on Home Buying and interest rates at SFAMoney.com where I suggested that if you are thinking of buying a home or have been considering refinancing, 2013 may be presenting among the best opportunities in history for financing.

I apologize for the length of this letter, but I want you to have an understanding of where our thoughts are.  If you have any questions, please don't hesitate to call.  We appreciate you greatly.  Thank you for placing your confidence and trust in us.

Sincerely on behalf of the Trustees and all of us at STAAR Financial,

J. André Weisbrod
Chairman of the Board of Trustees

Management Discussion of Fund Performance

The first half of 2013 proved to be mostly positive for U.S. stocks.  But foreign stock markets were weak by comparison.  Bonds lost money.  And gold (along with silver) plummeted.  Consider the chart below.  (Note that the indexes shown have no expenses.)

Key Index Returns YTD as of 6/30/13
USTREAS T-Bill Auction Ave 3 Mon	0.04%
Barclays Govt/Credit 1-5 Yr TR USD (Bonds)	-0.48%
Barclays Global Aggregate TR USD (Bonds)	-4.83%
S&P 500 TR USD (US Large Stocks)	13.82%
Russell 2000 TR USD (US Small Stocks)	15.86%
DJ US Real Estate TR USD	4.83%
MSCI EAFE NR USD (Foreign stocks)	4.10%
MSCI EM NR USD (Foreign Emerging Mkts)	-9.57%
Gold	-48.10%
Average of all Holdings	-2.70%
Average of Holdings Without Gold	2.97%

Fear-oriented and more conservative investors were likely disappointed by first half results.  Emerging markets were particularly disappointing as investors embraced U.S. stocks.   The mixed results illustrate the difficulty investors face in a world where systemic risks are high but individual businesses are able to thrive.

While not unprecedented, it is somewhat unusual for stocks to continue upward at the same time as interest rates rise.  The dynamic seems to have been that fearful investors over the last few years fled to bonds with the fiscal encouragement of Uncle Ben Bernanke and company.  This took interest rates to historical lows, which was good for business and therefore stocks and real estate.  When rates started to rise, many investors sold their bonds but found nowhere to put their money.  Cash was going nowhere.  Gold was tanking.  That left two general areas, stocks and real estate, so flows from bonds went mostly to stocks as higher interest rates presented more of a potential brake to the real estate markets.

Going forward we are concerned that the U.S. stock markets may be a bit ahead of themselves.  This bull market recovery is well ahead of other modern recoveries and the further the market rises the more vulnerable it becomes to a 10% or greater correction.  But overall we think this bull market is into a good trend and barring a systemic crisis should be able to continue its rise for another year of two.  The systemic risks center around burgeoning debt and not enough velocity of growth to turn the debt ratios around.  Add in high actual unemployment (the official number underrates actual unemployment by at least half), inflation, higher interest rates and huge increase in health care costs in 2014 and one can understand why many are very concerned.

Foreign stock markets are likely to catch up a bit as long as there is overall global growth.  We think many emerging market economies are undervalued.

Bonds are likely to continue to be lackluster.  Interest rates recently were at all time lows and mortgages could be obtained at unprecedentedly low rates, which helped fuel housing and other real estate markets in 2012.  But if rates continue to rise, bonds will lose value and it could slow the real estate markets considerably.

The STAAR Funds

Regarding the performance of each of the STAAR Funds:

AltCat Fund (+6.9%)

The AltCat Fund beat its primary World Stock index but trailed the S&P 500.  In general the U.S. stock holdings performed well, whereas the international and emerging markets positions lagged.  We also held a relatively conservative cash position during most of the first half.  The AltCat Fund historically has generally held significant energy and natural resources positions as well as some commodities and precious metals hedges, all of which under performed.  Overall we think the Fund performed well according to its objective as well as its historical management approach.

Among the positions held at the beginning of the year, the worst performers included iShares Silver Trust (-16.47%), iShares MSCI Brazil ETF (-18.36%), NVE Corporation (-15.62%), BLDRS Emerging Markets 50 ADR ETF (-13.57%), iShares Chile ETF (-12.34%), iShares Emerging Markets ETF (-10.00%) and the Permanent Portfolio Fund (-7.63%).

Some outstanding performance occurred in other positions held at the beginning of the year.  Prudhoe Bay Royalty Trust rose 47.36% including a double-digit distribution yield.  Other top performers included Bristol Myers Squibb (+39.28%), VF Corporation (+29.03%), Inventure Foods (+28.81%), iShares Nasdaq Biotechnology ETF, (+26.70%), Textainer Group Holdings, Ltd (+25.08%), Medical Properties Trust (+23.08%), Amphenol Corp (+20.79%), iShares Dow Jones US Healthcare ETF (+20.56%) and Vangaurd Health Care Fund (+20.16%).

General Bond Fund (-0.81%)

The General Bond Fund beat its benchmark index’s performance in the first half of 2013.   Emphasizing a discipline of avoiding high premiums and weighting the portfolio to the sweet spot of the short to intermediate yield curve were largely responsible.   We also maximized our allowable exposure to corporate instruments.  This is important because our prospectus objective is to place at least 40% of the fund’s assets into government or government-backed instruments most of the time and U.S. government bonds are lower yielding.

International Fund (-2.3%)

The International Fund trailed its benchmark index.  The main reason was a significant exposure to emerging markets, which in past years helped the Fund achieve above average performance.  Additionally, a couple of the core mutual funds we owned underperformed significantly, most notably Sextant International Fund (-4.19%) and Calamos Intl Growth Fund (-2.68%).   Other positions that contributed to a below average first half included iShares MSCI Brazil ETF (-18.36%), WisdomTree India Earnings ETF (-13.78%), BLDRS Emerging Markets 50 ADR ETF (-13.57%), iShares Chile ETF (-12.34%), iShares Emerging Mkts ETF (-10.00%) and Templeton Developing Mkts Fund (-7.62%)

On the positive side were positions that provided above average returns.  These included Textainer Group Holdings, Ltd (+25.08%), iShares MSCI Switzerland ETF (+10.36%), Accenture, PLC (+9.43%), iShares Indonesia ETF (+6.97%) and WisdomTree International Small Cap Dividend ETF (+5.48%).

Larger Company Stock Fund (+10.9%)

The Larger Company Stock fund trailed its benchmark index.   A more conservative cash position plus some underperforming core funds contributed.

Among the positions held at the beginning of the year, the worst performers included First Energy Corp (-7.95%), EMC Corporation (-6.25%), American Tower Corp (-4.62%), Mosaic Co. (-4.10%), Market Vectors Agribuisness ETF (-3.17%) and International Business Machines (+0.71%).  Among our core fund holdings, Calamos Growth, American Funds Fundamental Investors and Brown Advisory Growth all underperformed the S&P 500 by more than a percentage point.

The best performing positions included VF Corporation (+29.03%), iShares Nasdaq Biotechnology (+26.70%), Wells Fargo (+22.35%), Pepsico Inc (+21.14%), Amphenol Corp (+20.79%), iShares DJ US Healthcare (+20.56%), Kimberly-Clark Corporation (+16.97%) and Microchip Technology, Inc. (+16.47%).  Some core funds also performed very well, including the Yacktman Fund (+16.63%) and Heartland Select Value (+15.63%).

Short Term Bond Fund (-0.23%)

The Short Term Bond Fund performed well, beating the Morningstar Short-term Bond Funds average by .31 percentage points.  Keeping the average maturities and duration short is protecting the fund from the effects of rising interest rates.  Like the General Bond Fund, the Short Term Bond Fund‘s objective is to have at least 40% in government or government-backed issues most of the time.

Smaller Company Stock Fund (+13.0%)

The Smaller Company Stock Fund trailed the Russell 2000 in the first half of 2013.   It too had higher than average cash holdings and some core funds underperformed.

Among the worst performing positions held in the portfolio at the beginning of 2013 included NVE Corporation (-0.07%), Pengrowth Energy Corp (+3.93%), Powershares Global Water ETF (+5.10%), Eastgroup Properties (+6.54%) and American Railcar Ind. (+7.19%).  Among the core funds owned, Royce Micro-Cap Investment Fund (+3.04%) and Columbia Acorn Fund (+10.52%) also underperformed the Russell 2000.

The best performers were Prudhoe Bay Royalty Trust (+47.36%), Inventure Foods (+28.81%), Pool Corp (+24.67%), Medical Properties Trust (+23.08%), ICU Medical, Inc. (+18.27%), Apricus Biosciences, Inc. (+18.09%) and iShares Russell Microcap Index (+18.08%).  Core funds William Blair Small Cap Value (+17.80%), Wasatch Small Cap Value (+17.41%), Aberdeen Small Cap (+17.36%), Franklin MicroCap Value (+16.51%) all beat the Russell 2000 Index.

Perspective & Performance Indexes used for comparisons are selected as being closest to each Fund’s objectives.

AltCat (Alternative Categories) Fund (SITAX)-- A flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital.

For periods ending 6/30/13	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR AltCat Fund (ACF)	-0.35%	+6.86%	+11.71%	+9.05%	+0.37%	+6.24%	+4.27%	+4.52%
MSCI ACWI NR USD Index	-0.42%	+6.05%	+16.57%	+12.36%	+2.30%	+7.59%	N/A	N/A
S&P 500 Index	+2.91%	+13.82%	+20.60%	+18.45%	+7.01%	+7.30%	+5.96%	+7.28%
Morningstar World Stock Funds Index	+0.42%	+7.45%	+18.01%	+12.72%	+3.25%	+8.04%	+5.15%	+5.81%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

STAAR General Bond Fund (SITGX)-- A high-grade general bond portfolio of US Gov't,Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity.

For periods ending 6/30/13	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR General Bond Fund (GBF)	-1.18%	-0.81%	+1.31%	+1.69%	+2.36%	+2.02%	+3.75%	+3.65%
Barcap Intermed Gov/Cred Index	-1.70%	-1.45%	+0.28%	+3.14%	+4.57%	+4.03%	+5.48%	+5.48%
Morningstar Intermed-Term Bd Fd Avg	-2.61%	-2.31%	+0.91%	+4.28%	+5.60%	+4.37%	+4.99%	+5.20%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

International Fund (SITIX) -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

For periods ending 6/30/13	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR International Fund (INTF)	-4.41%	-2.25%	+7.31%	+4.08%	-2.15%	+6.61%	+3.05%	+3.96%
EAFE Index	-0.98%	+4.10%	+18.62%	+10.04%	-0.63%	+7.67%	+4.52%	+4.33%
Morningstar Foreign Large Blend Fds Avg	+3.66%	+3.66%	+16.25%	+9.27%	-0.93%	+7.34%	+4.53%	+4.27%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

Larger Company Stock Fund (SITLX) -- A fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies Individual stocks may be owned. Objective: Growth w/ some Income.

For periods ending 6/30/13	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Larger Company Stock Funds (LCSF)	+1.30%	+10.89%	+15.54%	+12.34%	+2.66%	+4.38%	+3.47%	+4.40%
S&P 500 Index	+2.91%	+13.82%	+20.60%	+18.45%	+7.01%	+7.30%	+5.96%	+7.28%
Morningstar Large Blend Fds Avg	+2.56%	+13.26%	+20.83%	+16.68%	+5.83%	+6.85%	+5.78%	+6.07%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

STAAR Short Term Bond Fund (SITBX) -- A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years.
       .

For periods ending 6/30/13	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Short Term Bond Fund (STBF)	-0.44%	-0.23%	+1.36%	+0.68%	+0.76%	+1.21%	+3.55%	+3.57%
Barcap 1-3 Year US Govt Index	-0.11%	+0.02%	+0.34%	+0.86%	+2.06%	+2.69%	+4.06%	+4.18%
Morningstar Short-Term Bd Fd Avg	-0.91%	-0.54%	+1.23%	+2.10%	+3.11%	+2.86%	+3.67%	+3.83%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

Smaller Company Stock Fund (SITSX) -- A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned.

For periods ending 6/30/13	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Smaller Company Stock Fund (SCSF)	+2.01%	+13.02%	+19.69%	+13.09%	+4.99%	+6.73%	+6.49%	+6.53%
Russell 2000 Index	+3.08%	+15.86%	+24.21%	+18.67%	+8.77%	+9.53%	+7.52%	+7.84%
Morningstar Small Blend Fds Avg	+2.57%	+15.32%	+24.56%	+17.99%	+8.01%	+9.29%	+9.25%	+9.02%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

For a current prospectus, call 1-888-717-8227 or visit www.staarfunds.com

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2013 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2013 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2013 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2013 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2013 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SHORT TERM BOND FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2013 (UNAUDITED)

	STAAR Alternative Categories Fund (SITAX)
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 15.30%

Agriculture Production-Crops - 0.31%
1,500	Adecoagro S.A. *	$ 9,375

Beverages - 1.12%
300	Diageo Plc. ADR	34,485

Computer Storage Devices - 1.07%
1,400	EMC Corp.	33,068

Converted Paper & Paperboard Products - 0.16%
50	Kimberly Clark Corp.	4,857

Crude Petroleum & Natural Gas - 1.72%
200	Anadarko Petroleum Corp.	17,186
250	Apache Corp.	20,958
3,000	Pengrowth Energy Corp.	14,790
		52,934
Electric Services - 1.46%
900	PPL Corp.	27,234
400	Southern Co.	17,652
		44,886
Electronic Connectors - 0.25%
100	Amphenol Corp. Class A	7,794

Laboratory Analytical Instruments - 0.33%
100	Waters Corp. *	10,005

Meat Packing Plants - 0.35%
500	BRF Brasil Foods S.A. ADR	10,855

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 0.94%
150	V.F. Corp.	28,959

Miscellaneous Food Preparation - 1.22%
4,500	Inventure Foods, Inc. *	37,620

Petroleum Refining - 1.37%
350	BP Prudhoe Bay Royalty Trust Co.	33,694
200	Hollyfrontier Corp.	8,556
		42,250
Pharmaceutical Preparations - 0.58%
400	Bristol Myers Squibb Co.	17,876

Retail-Variety Stores - 0.72%
200	Costco Wholesale Corp.	22,114

Semi-conductors & Related Devices - 0.46%
300	NVE Corp. *	14,046

Services-Business Services, NEC - 0.93%
400	Accenture Plc. Class A	28,784

Services-Equipment Rental & Leasing, NEC - 0.75%
600	Textainer Group Holding Ltd.	23,064

Services-Prepackaged Software - 0.86%
600	3D Systems Corp. *	26,340

Surgical & Medical Instruments & Apparatus - 0.70%
300	ICU Medical, Inc. *	21,618

TOTAL FOR COMMON STOCKS (Cost $354,072) - 15.30%		470,930

EXCHANGE TRADED FUNDS - 32.55%
500	Builders Emerging Markets 50 ADR Index Fund	17,180
200	iShares DJ US Real Estate Index Fund	13,286
200	iShares DJ US Health Care Sector Index Fund	20,038
600	iShares DJ US Medical Devices Index Fund	47,118
1,000	iShares MSCI Australia Index Fund	22,580
200	iShares MSCI Brazil Index Fund	8,772
100	iShares MSCI Chile Investable Market Index Fund	5,379
500	iShares MSCI Emerging Markets Index Fund	19,250
900	iShares MSCI Malaysia Index Fund	13,995
800	iShares MSCI Singapore Index Fund	10,232
200	iShares NASDAQ Biotechnology Index Fund	34,776
300	iShares Russell 2000 Index Fund	29,100
300	iShares Russell Microcap Index Fund	18,519
3,700	iShares Russell Midcap Growth Index Fund	265,475
800	iShares Core S&P 500 ETF	128,704
200	iShares S&P 600 Growth Index Fund	19,370
200	iShares S&P Global Consumer Staples Index Fund	15,956
200	iShares S&P Global Energy Sector Index Fund	7,656
300	iShares S&P Global Healthcare Sector Index Fund	22,263
400	iShares S&P Global Infrastructure Fund	14,076
600	iShares S&P Global Technology Sector Fund	41,880
300	iShares Silver Trust *	5,691
800	IQ Agribusiness Small Cap ETF *	20,592
700	Market Vectors-Agribusiness *	35,833
900	Powershares Global Water Portfolio	16,929
200	SPDR DJ Global Real Estate ETF	8,418
300	SPDR S&P 500 Trust Series 1	48,126
200	SPDR S&P Emerging Asia Pacific Fund	14,374
800	Vanguard REIT Index	54,976
300	WisdomTree Midcap Earnings Fund	21,591
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $808,516) - 32.55%		1,002,135

OPEN END MUTUAL FUNDS - 43.45%
1,869	American Smallcap World Fund Class F-1 *	81,565
8,648	Franklin Global Mutual Discovery Fund Class A *	269,550
5,279	Franklin Natural Resources Fund Class A *	168,823
13,441	Live Oak Health Sciences Fund *	224,202
7,826	Matthews Asian Growth & Income Fund	146,260
1,582	Permanent Portfolio Fund *	71,085
2,542	Vanguard Energy Fund	155,036
1,318	Vanguard Health Care Fund	221,368
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $931,417) - 43.45%		1,337,889

REAL ESTATE INVESTMENT TRUSTS - 3.41%
350	American Tower Corp.	25,609
200	Boston Properties, Inc.	21,094
400	Eastgroup Properties Inc.	22,508
800	Medical Properties Trust, Inc.	11,456
500	One Liberties Properties, Inc.	10,980
200	W.P. Carey, Inc.	13,234
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $100,307) - 3.41%		104,881

SHORT TERM INVESTMENTS - 5.36%
165,028	Federated Prime Obligations Fund 0.05% ** (cost $165,028)	165,028

TOTAL INVESTMENTS (Cost $2,359,340) - 100.07%		3,080,863

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.07)%		(2,088)

NET ASSETS - 100.00%		$ 3,078,775

* Non-income producing securities during the period.
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.
The accompanying notes are an integral part of these financial statements.

	STAAR General Bond Fund (SITGX)
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 76.37%

Commerce-Banks Central US - 7.41%
64,000	Bank of Oklahoma 5.75%, 5/15/17	$ 62,720
50,000	GE Capital Retail Bank CD 1.75%, 4/2/17	50,061
50,000	GE Capital Retail Bank CD 2.00%, 4/13/18	50,575
		163,356
Commerce-Banks Eastern US - 16.76%
75,000	American Express Centurion CD 1.55%, 12/22/14	75,824
50,000	American Express Centurion CD 1.40%, 10/6/14	50,479
50,000	Discover Bank CD 1.45%, 3/1/17	50,894
40,000	Discover Bank CD 1.75%, 4/4/17	40,539
50,000	Goldman Sachs Bank CD 1.65%, 10/5/15	50,715
50,000	Goldman Sachs Bank CD 1.75%, 12/21/15	50,799
50,000	Goldman Sachs Bank CD 1.70%, 2/8/17	50,375
		369,625
Commerce-Banks Non-U.S. - 3.44%
75,000	Abbey National Treasury Services 2.875%, 4/25/14	75,917

Computer Equipment - 1.14%
25,000	Hewlett Packard Co. 1.55%, 5/30/14	25,114

Diversified Banking Institution - 12.96%
75,000	Bank of America Corp. 4.50%, 4/1/15	78,669
100,000	Citigroup, Inc. 5.00%, 9/15/14	103,923
25,000	Goldman Sachs Group, Inc. 3.70%, 8/1/15	26,046
25,000	JP Morgan Chase & Co. 2.60%, 1/15/16	25,528
50,000	Morgan Stanley 3.45%, 11/2/15	51,593
		285,760
Electric Services - 2.32%
50,000	LG & E KU Energy, LCC 2.125%, 11/15/15	51,085

Finance Investor Broker-Banker - 4.91%
100,000	Merrill Lynch, 6.05%, 5/16/16 MTN	108,281

Finance Services - 1.09%
25,000	Goldman Sachs Group Inc. 2.0%, 5/13/20	24,134

Medical-HMO - 4.64%
100,000	United Health Group, 4.75%, 2/10/14	102,405

Multi-line Insurance - 8.19%
25,000	American International Group, 3.65% 1/15/2014	25,361
25,000	Genworth Financial, Inc. 4.95%, 10/1/15	26,558
50,000	Genworth Financial, Inc. 5.75%, 6/15/14	52,018
75,000	Hartford Financial Services Group, 4.75%, 3/1/14	76,816
		180,753
Oil Refining & Marketing - 1.47%
30,000	Sunoco Inc. 5.75%, 1/15/17	32,471

Printing-Commercial - 1.38%
30,000	Donnelly RR & Sons Co. 4.95%, 4/1/14	30,450

Retail- Consumer Electronics - 1.36%
30,000	Best Buy Co., Inc. 3.75% 3/15/16	29,925

Sovereign Agency - 5.55%
39,000	Federal Farm Credit Bank 4.75%, 12/12/13	39,803
80,000	Federal National Mortgage Association, 2.625%, 11/20/14	82,597
		122,400
Steel- Producers - 2.28%
50,000	Arcelormittal MTNA 3.75%, 3/1/16	50,250

Telephone-Integrated - 1.47%
30,000	Centurylink, Inc. 6.00%, 4/1/17	32,325

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,660,648) - 76.37%		1,684,251

EXCHANGE TRADED FUNDS - 12.34%
1,200	iShares Lehman TIPS Bond	134,412
2,700	Vanguard Mortgage-Backed Securities	137,808
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $264,915) - 12.34%		272,220

REAL ESTATE INVESTMENT TRUSTS - 4.75%
100,000	Health Care REIT, Inc. 3.625% 3/15/16	104,856
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $85,599) - 4.75%		104,856

REVENUE BOND - 2.17%
50,000	Government Development Bank for Puerto Rico 3.875%, 2/1/17	47,955
TOTAL FOR REVENUE BOND (Cost $50,125) - 2.17%		47,955

SHORT TERM INVESTMENTS - 3.70%
81,585	Federated Prime Obligations Fund 0.05% * (Cost $81,585)	81,585

TOTAL INVESTMENTS (Cost $2,142,872) - 99.33%		2,190,867

OTHER ASSETS LESS LIABILITIES - 0.67%		14,813

NET ASSETS - 100.00%		$ 2,205,680

* Variable rate security; the coupon rate shown represents the yield at June 30, 2013.
The accompanying notes are an integral part of these financial statements.

	STAAR International Fund (SITIX)
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 5.08%

Agricultural Chemicals - 0.72%
500	Potash Corp. of Saskatchewan, Inc.	$ 19,065

Agriculture Production-Crops - 0.36%
1,500	Adecoagro S.A. *	9,375

Beverages - 1.31%
300	Diageo Plc. ADR	34,485

Meat Packing Plants - 0.82%
1,000	BRF Brasil Foods S.A. ADR	21,710

Services-Business Services, NEC - 1.36%
500	Accenture Plc. Class A	35,980

Services-Equipment Rental & Leasing, NEC - 0.51%
350	Textainer Group Holdings Ltd.	13,454

TOTAL FOR COMMON STOCK (Cost $105,689) - 5.08%		134,069

EXCHANGE TRADED FUNDS - 17.66%
2,200	Builders Emerging Markets 50 ADR Index	75,592
700	iShares MSCI Australia Index Fund	15,806
300	iShares MSCI Brazil Index Fund	13,158
400	iShares MSCI Canada Index Fund	10,460
100	iShares MSCI Chile Index Fund	5,379
1,000	iShares MSCI Emerging Markets Index Fund	38,500
900	iShares MSCI Indonesia Investable Market Index Fund	28,053
2,000	iShares MSCI Malaysia Index Fund	31,100
1,000	iShares MSCI S&P Latin America 40 Index Fund	36,760
2,400	iShares MSCI Singapore Index Fund	30,696
300	iShares MSCI Switzerland Index Fund	8,595
100	SPDR S&P Emerging Asia Pacific Fund	7,187
200	Vanguard Global Ex-U.S Real Estate	10,676
500	WisdomTree Australia Dividend Fund	27,105
600	WisdomTree DIEFA High Yield Equity Fund	24,006
400	WisdomTree India Earnings Fund	6,480
1,100	WisdomTree International Dividend Ex-Financial Fund	44,099
1,000	WisdomTree International Small Cap Dividend Fund	52,240
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $480,579) - 17.66%		465,892

OPEN END MUTUAL FUNDS - 67.88%
7,652	American Europacific Growth Fund Class-F-1 *	319,922
7,906	Calamos International Growth Class A *	135,122
5,014	Harbor International Fund Institutional Class *	312,642
5,037	Putnam International Capital Opportunities Fund Class A *	172,369
12,986	Sextant International Fund *	189,850
17,454	T Rowe Price International Growth & Income Funds *	235,100
10,503	Franklin Templeton Developing Markets Trust Class A *	229,071
13,781	The Aberdeen International Equity Fund Institutional Service Class	196,243
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $1,264,854) - 67.88%		1,790,319

SHORT TERM INVESTMENTS - 9.20%
242,613	Federated Prime Obligations Fund 0.05% ** (cost $242,613)	242,613

TOTAL INVESTMENTS (Cost $2,093,735) - 99.82%		2,632,893

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.18%		4,678

NET ASSETS - 100.00%		$ 2,637,571

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

	STAAR Larger Company Stock Fund (SITLX)
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 12.05%

Agricultural Chemicals - 0.58%
350	Mosaic Co.	$ 18,834

Beverages - 0.75%
300	Pepsico, Inc.	24,537

Computer & Office Equipment - 0.58%
100	International Business Machines Corp.	19,111

Computer Storage Devices - 0.72%
1,000	EMC Corp.	23,620

Converted Paper & Paperboard Products - 0.59%
200	Kimberly Clark Corp.	19,428

Crude Petroleum & Natural Gas - 0.77%
100	Anadarko Petroleum Corp.	8,593
200	Apache Corp.	16,766
		25,359
Electric Services - 2.12%
300	First Energy Corp.	11,202
900	PPL Corp.	27,234
700	Southern Co.	30,891
		69,327
Electronic Connectors - 0.71%
300	Amphenol Corp. Class A	23,382

Heating Equipment, Except Electric, Warm Air & Plumbing Fixtures - 0.77%
400	Beam, Inc.	25,244

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.18%
200	V.F. Corp.	38,612

National Commercial Banks - 0.50%
400	Wells Fargo & Co.	16,508

Petroleum Refining - 0.26%
200	Hollyfrontier Corp.	8,556

Retail-Variety Stores - 0.68%
200	Costco Wholesale Corp.	22,114

Semiconductors & Related Devices - 0.80%
700	Microchip Technology, Inc.	26,075

Services-Prepackaged Software - 0.80%
600	3D Systems Corp. *	26,340

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 0.24%
100	Procter & Gamble Co.	7,699

TOTAL FOR COMMON STOCK (Cost $320,033) - 12.05%		394,746

EXCHANGE TRADED FUNDS - 18.20%
700	Consumer Staples Select Sector SPDR	27,769
900	iShares Core S&P 500	144,792
200	iShares Dow Jones US Healthcare Sector Index	20,038
600	iShares Dow Jones US Medical Devices Index	47,118
400	iShares Dow Jones US Real Estate Index	26,572
100	iShares Nasdaq Biotechnology	17,388
2,600	iShares Russell Mid Cap Growth Index	186,550
200	iShares S&P North American Natural Resources	7,652
350	Market Vectors Agribusiness *	17,916
500	SPDR S&P 500	80,210
300	Vanguard REIT Index	20,616
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $447,784) - 18.20%		596,621

OPEN-END MUTUAL FUNDS - 63.63%
7,168	AF Fundamental Investors Fund Class F-1	326,921
15,254	Brown Advisory Growth Equity Inst *	247,267
1,958	Calamos Growth Class A *	97,454
12,203	Franklin Rising Dividends Fund Class A *	523,505
2,592	Heartland Select Value Fund *	87,431
4,547	Mairs & Power Growth Fund	432,317
16,611	Yacktman Fund *	370,416
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,232,531) - 63.63%		2,085,311

REAL ESTATE INVESTMENT TRUSTS - 1.54%
400	American Tower Corp.	29,268
200	Boston Properties, Inc.	21,094
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $47,385) - 1.54%		50,362

SHORT TERM INVESTMENTS - 4.49%
147,203	Federated Prime Obligations Fund 0.05% ** (Cost $147,203)	147,203

TOTAL INVESTMENTS (Cost $2,194,936) - 99.91%		3,274,243

OTHER ASSETS LESS LIABILITIES - 0.09%		3,042

NET ASSETS - 100.00%		$ 3,277,285

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.
The accompanying notes are an integral part of these financial statements.

	STAAR Short-Term Bond Fund (SITBX)
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 80.85%

Commerce-Banks Eastern US - 14.72%
50,000	American Express Centurion CD 1.15%, 12/23/13	$ 50,143
100,000	American Express Centurion CD 1.55%, 12/22/14	101,099
25,000	Goldman Sachs Bank CD 1.15%, 8/24/15	25,099
		176,341
Commerce-Banks Western US - 9.91%
38,000	Capmark Bank CD 5.00%, 7/2/13	38,000
50,000	GE Capital Financial CD 1.30%, 6/16/14	50,290
30,000	Morgan Stanley CD 4.25%, 12/26/13	30,494
		118,784
Commercial Banks Non US - 8.36%
25,000	Bank of China NYC CD 0.45%, 4/10/14	24,969
50,000	BBVA US SNR SA Uniper 3.25%, 5/16/14	50,449
15,000	Firstbank Puerto Rico CD 0.90%, 6/21/16	14,829
10,000	Statebank of India CD 0.45%, 6/24/14	9,976
		100,223
Computer Equipment - 4.19%
50,000	Hewlett Packard Co. 1.55%, 5/30/14	50,229

Diversified Banking Institution - 19.03%
25,000	Bank of America Corp. 1.25%, 1/11/16	24,654
50,000	Bank of America Corp. 5.125%, 11/15/14	52,517
50,000	Capital One Fin. Corp. 1.00%, 11/6/15	49,322
50,000	Morgan Stanley 2.875%, 1/24/14	50,520
50,000	Morgan Stanley 4.75%, 4/1/14	51,086
		228,099
Finance-Auto Loans - 4.14%
50,000	Ford Motor Co. LLC 2.00%, 9/20/15	49,632

Finance Investor Broker/Banker - 2.16%
25,000	Jefferies Group, Inc. 3.875%, 11/09/15	25,875

Multi-line Insurance - 8.77%
50,000	Genworth Financial, Inc. 4.95%, 10/1/15	53,116
50,000	Genworth Financial, Inc. 5.75%, 6/15/14	52,018
		105,134
Short Term Corporate - 5.34%
35,000	Nomura Holdings Inc. 2.00%, 9/13/16	34,609
30,000	Petrobras Global Fin. 2.00%, 5/20/16	29,377
		63,986
Sovereign Agency - 4.23%
25,000	Federal Home Loan Bank 4.00%, 12/13/13	25,433
25,000	Federal National Mortgage Association, 4.22%, 9/26/13	25,241
		50,674

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $959,447) - 80.85%		968,977

EXCHANGE TRADED FUNDS - 9.01%
1,000	iShares Lehman 1-3 Year Treasury Bond	84,280
300	Vanguard Short-Term Corporate Bond Index Fund	23,730
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $107,649) - 9.01%		108,010

SHORT TERM INVESTMENTS - 9.78%
117,251	Federated Prime Obligations Fund 0.05% * (Cost $117,251)	117,251

TOTAL INVESTMENTS (Cost $1,184,347) - 99.64%		1,194,238

OTHER ASSETS LESS LIABILITIES - 0.36%		4,301

NET ASSETS - 100.00%		$ 1,198,539

* Variable rate security; the coupon rate shown represents the yield at June 30, 2013.
The accompanying notes are an integral part of these financial statements.

	STAAR Smaller Company Stock Fund (SITSX)
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 4.98%

Crude Petroleum & Natural Gas - 0.33%
2,500	Pengrowth Energy Corp.	12,325

Footwear (No Rubber) - 0.26%
200	Steve Madden Ltd. *	9,676

Miscellaneous Food Preparation - 1.34%
6,000	Inventure Foods, Inc. *	50,160

Petroleum Refining - 0.51%
200	BP Prudhoe Bay Royalty Trust Co.	19,254

Pharmaceutical Preparations - 0.57%
9,000	Apricus Biosciences, Inc. *	21,150

Railroad Equipment - 0.27%
300	American Railcar Industries, Inc.	10,053

Semiconductors & Related Devices - 0.50%
400	NVE Corp. *	18,728

Surgical & Medical Instruments - 0.39%
200	ICU Medical, Inc. *	14,412

Telephone Communications - 0.08%
5,000	Elephant Talk Communications Corp. *	2,930

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 0.45%
200	Watsco, Inc.	16,792

Wholesale-Miscellaneous Durable Goods - 0.28%
200	Pool Corp.	10,482

TOTAL FOR COMMON STOCK (Cost $153,487) - 4.98%		185,962

EXCHANGE TRADED FUNDS - 31.62%
600	iShares Russell 2000 Index	58,200
1,900	iShares Russell 2000 Value Index	163,210
1,000	iShares Russell Microcap Index	61,730
4,800	iShares S&P Smallcap 600 Growth Index	464,880
700	PowerShares Global Water Portfolio	13,167
400	WisdomTree Midcap Earnings	28,788
6,700	WisdomTree Smallcap Dividend	390,945
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $897,902) - 31.62%		1,180,920

OPEN END MUTUAL FUNDS - 56.54%
9,041	Columbia Acorn Fund Class Z	300,432
11,168	Franklin Microcap Value Fund Class A *	412,894
5,922	Keeley Smallcap Value Fund Class A *	194,489
8,771	Royce Microcap Fund Investment Class *	133,583
7,251	Satuit Capital U.S. Emerging Companies Fund Class A *	262,126
13,178	Aberdeen Smallcap Fund Class A *	252,088
81,795	Wasatch Smallcap Value Fund *	386,073
10,393	William Blair Smallcap Value Fund Class I *	169,921
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $1,654,220) - 56.54%		2,111,606

REAL ESTATE INVESTMENT TRUSTS - 1.96%
600	EastGroup Properties, Inc.	33,762
2,000	Medical Properties Trust, Inc.	28,640
500	One Liberties Properties, Inc.	10,980
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $58,838) - 1.96%		73,382

SHORT TERM INVESTMENTS - 4.82%
179,904	Federated Prime Obligations Fund 0.05% ** (Cost $179,904)	179,904

TOTAL INVESTMENTS (Cost $2,944,351) - 99.92%		3,731,774

OTHER ASSETS IN EXCESS OF LIABILITIES - (0.08)%		3,149

NET ASSETS - 100.00%		$ 3,734,923

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds
Statements of Assets and Liabilities
June 30, 2013 (Unaudited)

Assets:	ACF	GBF	INTF	LCSF	STBF	SCSF
Investments in Securities, at Value
(Cost $2,359,340; $2,142,872; $2,093,735; $2,194,936;	$ 3,080,863	$ 2,190,867	$ 2,632,893	$ 3,274,243	$ 1,194,238	$ 3,731,774
$1,184,347; $2,944,351, respectively)
Receivables:
Dividends and Interest	5,425	14,954	4,274	2,669	4,808	1,488
Prepaid Expenses	2,820	2,441	3,011	3,354	1,296	4,007
Total Assets	3,089,108	2,208,262	2,640,178	3,280,266	1,200,342	3,737,269
Liabilities:
Payables:
Accrued Management Fees to Affiliate (Note 3)	529	122	457	568	68	645
Accrued Administrative Fees	66	49	57	71	27	81
Accrued Trustee Fees	35	-	62	3	49	-
Accrued Distribution Fees	63	94	12	22	57	7
Other Accrued Expenses	2,033	2,278	2,019	1,717	1,590	1,113
Shareholder Redemptions	500	-	-	600	-	500
Securities Purchased	7,107	-	-	-	-	-
Dividends Payable	-	39	-	-	12	-
Total Liabilities	10,333	2,582	2,607	2,981	1,803	2,346
Net Assets	$ 3,078,775	$ 2,205,680	$ 2,637,571	$ 3,277,285	$ 1,198,539	$ 3,734,923

Net Assets Consist of:
Paid In Capital	$ 2,506,357	$ 2,315,601	$ 2,226,695	$ 2,710,967	$ 1,257,877	$ 3,479,605
Accumulated Undistributed Net Investment Loss on Investments	(182,546)	11,406	(151,646)	(319,866)	(54,059)	(482,364)
Accumulated Undistributed Realized Loss on Investments	33,441	(157,421)	23,364	(193,123)	(15,170)	(49,741)
Unrealized Appreciation in Value of Investments	721,523	36,094	539,158	1,079,307	9,891	787,423
Net Assets (for 222,825; 219,843; 233,760; 233,228;	$ 3,078,775	$ 2,205,680	$ 2,637,571	$ 3,277,285	$ 1,198,539	$ 3,734,923
133,413; 283,097, shares outstanding, respectively)
Net Asset Value and Offering Price Per Share	$ 13.82	$ 10.03	$ 11.28	$ 14.05	$ 8.98	$ 13.19

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds
Statements of Operations
For the six months ended June 30, 2013 (Unaudited)

	ACF	GBF	INTF	LCSF	STBF	SCSF
Investment Income:
Dividends (net of foreign tax withholding of $53, $0, $22, $0, $0, $53 respectively)	$ 15,584	$ 1,170	$ 12,125	$ 14,146	$ 313	$ 10,821
Interest	78	29,577	81	44	12,415	80
Total Investment Income	15,662	30,747	12,206	14,190	12,728	10,901

Expenses:
Advisory Fees (Note 3)	11,837	2,814	10,839	12,585	1,529	14,183
Distribution Fees (Note 3)	177	409	58	163	308	149
Transfer Agent and Fund Accounting Fees	5,391	4,176	5,012	5,670	2,206	6,207
Administrative Fees	1,480	1,126	1,355	1,573	611	1,773
Audit Fees	3,280	2,338	3,122	3,380	1,590	3,759
Legal Fees	1,640	1,511	1,690	1,790	616	1,890
Custody Fees	1,600	1,351	1,522	1,422	1,296	1,641
Printing Fees	358	358	358	392	179	448
Insurance Fees	1,455	1,192	1,352	1,553	629	1,717
Director's Fees	923	677	805	932	358	1,070
Registration Fees	1,339	811	925	1,064	423	1,170
Other	1,074	824	895	1,153	338	1,174
Total Expenses	30,554	17,587	27,933	31,677	10,083	35,181

Net Investment Income (Loss)	(14,892)	13,160	(15,727)	(17,487)	2,645	(24,280)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	15,516	1,318	15,248	23,600	(21)	5,743
Capital gain distributions from investment companies	4,956	-	-	-	-	3,419
Net Change in Unrealized Appreciation (Depreciation) on Investments	189,984	(31,219)	(60,166)	317,925	(5,851)	449,916
Net Realized and Unrealized Gain (Loss) on Investments	210,456	(29,901)	(44,918)	341,525	(5,872)	459,078

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 195,564	$ (16,741)	$ (60,645)	$ 324,038	$ (3,227)	$ 434,798

The accompanying notes are an integral part of these financial statements.

STAAR Alternative Categories Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2013	12/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (14,892)	$ (12,949)
Net Realized Gain on Investments	20,472	100,937
Net Change in Unrealized Appreciation on Investments	189,984	164,760
Net Increase in Net Assets Resulting from Operations	195,564	252,748

Distributions to Shareholders from:
Net Investment Income	(15,830)	-
Realized Gains	-	(12,488)
Net Change in Net Assets from Distributions	(15,830)	(12,488)

Capital Share Transactions:
Proceeds from Sale of Shares	146,789	138,864
Shares Issued on Reinvestment of Dividends	15,750	12,425
Cost of Shares Redeemed	(79,866)	(365,064)
Net Increase (Decrease) from Shareholder Activity	82,673	(213,775)

Net Assets:
Net Increase in Net Assets	262,407	26,485
Beginning of Period	2,816,368	2,789,883
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(182,546) and $(151,824), respectively)	$ 3,078,775	$ 2,816,368

The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2013	12/31/2012
Increase in Net Assets From Operations:
Net Investment Income	$ 13,160	$ 33,979
Net Realized Gain on Investments	1,318	12,966
Net Change in Unrealized Appreciation (Depreciation) on Investments	(31,219)	65,817
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,741)	112,762

Distributions to Shareholders from:
Net Investment Income	(13,032)	(33,659)
Realized Gains	-	-
Net Change in Net Assets from Distributions	(13,032)	(33,659)

Capital Share Transactions:
Proceeds from Sale of Shares	72,125	372,253
Shares Issued on Reinvestment of Dividends	12,956	33,477
Cost of Shares Redeemed	(226,762)	(542,460)
Net Decrease from Shareholder Activity	(141,681)	(136,730)

Net Assets:
Net Decrease in Net Assets	(171,454)	(57,627)
Beginning of Period	2,377,134	2,434,761
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(495) and $(623), respectively)	$ 2,205,680	$2,377,134

The accompanying notes are an integral part of these financial statements.

STAAR International Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2013	12/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (15,727)	$ (8,082)
Net Realized Gain on Investments	15,248	54,855
Net Change in Unrealized Appreciation (Depreciation) on Investments	(60,166)	249,887
Net Increase (Decrease) in Net Assets Resulting from Operations	(60,645)	296,660

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(46,739)
Net Change in Net Assets from Distributions	-	(46,739)

Capital Share Transactions:
Proceeds from Sale of Shares	108,171	113,999
Shares Issued on Reinvestment of Dividends	-	46,468
Cost of Shares Redeemed	(74,362)	(255,130)
Net Increase (Decrease) from Shareholder Activity	33,809	(94,663)

Net Assets:
Net Increase (Decrease) in Net Assets	(26,836)	155,258
Beginning of Period	2,664,407	2,509,149
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(151,646) and $(135,920), respectively)	$ 2,637,571	$2,664,407

The accompanying notes are an integral part of these financial statements.

STAAR Larger Company Stock Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2013	12/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (17,487)	$ (20,317)
Net Realized Gain on Investments	23,600	84,760
Net Change in Unrealized Appreciation on Investments	317,925	252,025
Net Increase in Net Assets Resulting from Operations	324,038	316,468

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	81,489	103,253
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(97,698)	(441,457)
Net Decrease from Shareholder Activity	(16,209)	(338,204)

Net Assets:
Net Increase (Decrease) in Net Assets	307,829	(21,736)
Beginning of Period	2,969,456	2,991,192
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(319,866) and $(302,380), respectively)	$ 3,277,285	$ 2,969,456

The accompanying notes are an integral part of these financial statements.

STAAR Short-Term Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2013	12/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 2,645	$ 8,503
Net Realized Gain (Loss) on Investments	(21)	623
Net Change in Unrealized Appreciation (Depreciation) on Investments	(5,851)	24,234
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,227)	33,360

Distributions to Shareholders from:
Net Investment Income	(2,611)	(8,408)
Realized Gains	-	-
Net Change in Net Assets from Distributions	(2,611)	(8,408)

Capital Share Transactions:
Proceeds from Sale of Shares	158,580	214,006
Shares Issued on Reinvestment of Dividends	2,588	8,337
Cost of Shares Redeemed	(236,912)	(423,781)
Net Decrease from Shareholder Activity	(75,744)	(201,438)

Net Assets:
Net Decrease in Net Assets	(81,582)	(176,486)
Beginning of Period	1,280,121	1,456,607
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(54,059) and $(54,093), respectively)	$ 1,198,539	$ 1,280,121

The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2013	12/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (24,280)	$ (30,402)
Net Realized Gain on Investments	9,162	108,193
Net Change in Unrealized Appreciation on Investments	449,916	306,710
Net Increase in Net Assets Resulting from Operations	434,798	384,501

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	178,465	147,766
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(131,957)	(324,349)
Net Increase (Decrease) from Shareholder Activity	46,508	(176,583)

Net Assets:
Net Increase in Net Assets	481,306	207,918
Beginning of Period	3,253,617	3,045,699
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(482,364) and $(458,084), respectively)	$ 3,734,923	$ 3,253,617

The accompanying notes are an integral part of these financial statements.

STAAR Alternative Categories Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2013		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Net Asset Value, at Beginning of Period	$ 13.00		$ 11.96	$ 12.92	$ 11.50	$ 9.74	$ 15.58

Income From Investment Operations: ***
Net Investment Loss *	(0.07)		(0.06)	(0.09)	(0.11)	(0.10)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.96		1.16	(0.87)	1.53	1.86	(5.01)
Total from Investment Operations	0.89		1.10	(0.96)	1.42	1.76	(5.04)

Distributions:
From Net Investment Income	(0.07)		-	-	-	-	-
From Net Realized Gain	-		(0.06)	-	-	-	(0.80)
Total from Distributions	(0.07)		(0.06)	-	-	-	(0.80)

Net Asset Value, at End of Period	$ 13.82		$ 13.00	$ 11.96	$ 12.92	$ 11.50	$ 9.74

Total Return **	6.86%	(b)	9.18%	(7.43)%	12.35%	18.07%	(32.37)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,079		$ 2,816	$ 2,790	$ 3,159	$ 2,910	$ 2,376
Ratio of Expenses to Average Net Assets	2.04%	(a)	2.16%	2.23%	2.19%	2.34%	1.90%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.99)%	(a)	(0.46)%	(0.72)%	(0.91)%	(0.95)%	(0.19)%
Portfolio Turnover	4.70%	(b)	10.84%	36.55%	22.58%	34.12%	32.95%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized
(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2013		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Net Asset Value, at Beginning of Period	$ 10.17		$ 9.85	$ 9.97	$ 9.86	$ 9.65	$ 10.14

Income From Investment Operations: ***
Net Investment Income *	0.06		0.14	0.15	0.17	0.24	0.33
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.14)		0.32	(0.12)	0.10	0.34	(0.51)
Total from Investment Operations	(0.08)		0.46	0.03	0.27	0.58	(0.18)

Distributions:
From Net Investment Income	(0.06)		(0.14)	(0.15)	(0.16)	(0.37)	(0.31)
From Net Realized Gain	-		-	-	-	-	-
Total from Distributions	(0.06)		(0.14)	(0.15)	(0.16)	(0.37)	(0.31)

Net Asset Value, at End of Period	$ 10.03		$ 10.17	$ 9.85	$ 9.97	$ 9.86	$ 9.65

Total Return **	(0.81)%	(b)	4.68%	0.32%	2.79%	6.13%	(1.74)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,206		$ 2,377	$ 2,435	$ 2,592	$ 2,193	$ 2,644
Ratio of Expenses to Average Net Assets	1.55%	(a)	1.61%	1.71%	1.70%	1.75%	1.44%
Ratio of Net Investment Income to Average Net Assets	1.16%	(a)	1.37%	1.50%	1.68%	2.44%	3.32%
Portfolio Turnover	1.13%	(b)	22.53%	88.18%	69.10%	37.18%	103.60%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized
(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

STAAR International Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2013		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Net Asset Value, at Beginning of Period	$ 11.54		$ 10.49	$ 12.59	$ 11.44	$ 8.70	$ 16.33

Income From Investment Operations: ***
Net Investment Loss *	(0.07)		(0.03)	(0.06)	(0.08)	(0.09)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.19)		1.29	(1.90)	1.23	2.83	(6.64)
Total from Investment Operations	(0.26)		1.26	(1.96)	1.15	2.74	(6.67)

Distributions:
From Net Investment Income	-		-	-	-	-	-
From Net Realized Gain	-		(0.21)	(0.14)	-	-	(0.96)
Total from Distributions	-		(0.21)	(0.14)	-	-	(0.96)

Net Asset Value, at End of Period	$ 11.28		$ 11.54	$ 10.49	$ 12.59	$ 11.44	$ 8.70

Total Return **	(2.25)%	(b)	11.98%	(15.55)%	10.05%	31.49%	(40.82)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,638		$ 2,664	$ 2,509	$ 3,209	$ 3,030	$ 2,329
Ratio of Expenses to Average Net Assets	2.04%	(a)	2.17%	2.22%	2.17%	2.31%	1.96%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.15)%	(a)	(0.31)%	(0.53)%	(0.69)%	(0.90)%	(0.25)%
Portfolio Turnover	3.96%	(b)	12.86%	47.81%	8.68%	15.30%	21.47%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized
(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

STAAR Larger Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2013		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Net Asset Value, at Beginning of Period	$ 12.67		$ 11.43	$ 11.91	$ 10.52	$ 9.03	$ 13.56

Income From Investment Operations: ***
Net Investment Loss *	(0.08)		(0.08)	(0.12)	(0.10)	(0.11)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.46		1.32	(0.36)	1.49	1.60	(4.48)
Total from Investment Operations	1.38		1.24	(0.48)	1.39	1.49	(4.53)

Distributions:
From Net Investment Income	-		-	-	-	-	-
From Net Realized Gain	-		-	-	-	-	-
Total from Distributions	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 14.05		$ 12.67	$ 11.43	$ 11.91	$ 10.52	$ 9.03

Total Return **	10.89%	(b)	10.85%	(4.03)%	13.21%	16.50%	(33.41)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,277		$ 2,969	$ 2,991	$ 3,248	$ 2,922	$ 2,613
Ratio of Expenses to Average Net Assets	1.99%	(a)	2.14%	2.22%	2.19%	2.30%	1.91%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.10)%	(a)	(0.66)%	(1.01)%	(0.97)%	(1.15)%	(0.42)%
Portfolio Turnover	4.52%	(b)	5.55%	32.42%	45.48%	17.08%	15.99%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized
(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

STAAR Short-Term Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2013		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Net Asset Value, at Beginning of Period	$ 9.02		$ 8.86	$ 9.02	$ 9.23	$ 9.21	$ 9.38

Income From Investment Operations: ***
Net Investment Income *	0.02		0.06	0.06	0.05	0.10	0.17
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.04)		0.16	(0.14)	0.01	0.06	(0.15)
Total from Investment Operations	(0.02)		0.22	(0.08)	0.06	0.16	0.02

Distributions:
From Net Investment Income	(0.02)		(0.06)	(0.06)	(0.06)	(0.14)	(0.19)
Return of Capital	-		-	(0.02)	(0.21)	-	-
From Net Realized Gain	-		-	-	-	-	-
Total from Distributions	(0.02)		(0.06)	(0.08)	(0.27)	(0.14)	(0.19)

Net Asset Value, at End of Period	$ 8.98		$ 9.02	$ 8.86	$ 9.02	$ 9.23	$ 9.21

Total Return **	(0.23)%	(b)	2.48%	(0.85)%	0.67%	1.79%	0.19%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,199		$ 1,280	$ 1,457	$ 1,687	$ 3,201	$ 3,690
Ratio of Expenses to Average Net Assets	1.63%	(a)	1.55%	1.66%	1.80%	1.82%	1.58%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.43%	(a)	0.64%	0.69%	0.51%	1.11%	1.87%
Portfolio Turnover	18.79%	(b)	16.74%	99.92%	92.33%	78.72%	115.00%
Such Ratios are After Effect of Expenses Waived	-		(0.04)%	(0.12)%	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized
(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2013		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Net Asset Value, at Beginning of Period	$ 11.67		$ 10.35	$ 11.26	$ 9.32	$ 7.41	$ 11.38

Income From Investment Operations: ***
Net Investment Loss *	(0.09)		(0.11)	(0.17)	(0.15)	(0.13)	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.61		1.43	(0.74)	2.09	2.04	(3.86)
Total from Investment Operations	1.52		1.32	(0.91)	1.94	1.91	(3.97)

Distributions:
From Net Investment Income	-		-	-	-	-	-
From Net Realized Gain	-		-	-	-	-	-
Total from Distributions	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 13.19		$ 11.67	$ 10.35	$ 11.26	$ 9.32	$ 7.41

Total Return **	13.02%	(b)	12.75%	(8.08)%	20.82%	25.78%	(34.89)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,735		$ 3,254	$ 3,046	$ 3,477	$ 2,824	$ 2,188
Ratio of Expenses to Average Net Assets	1.96%	(a)	2.13%	2.20%	2.16%	2.31%	1.96%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.35)%	(a)	(0.95)%	(1.53)%	(1.52)%	(1.68)%	(1.17)%
Portfolio Turnover	2.08%	(b)	14.95%	36.45%	12.96%	14.03%	16.27%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized
(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (UNAUDITED)

Note 1. Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (Funds). The Funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR Alternative Categories Fund (ACF)

               STAAR General Bond Fund (GBF)

               STAAR International Fund (INTF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Smaller Company Stock Fund (SCSF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange traded funds (ETFs), closed-end funds and individual securities.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

Note 2. Summary of Significant Accounting Policies

Financial Accounting Standards Board Launches Accounting Standards Codification - The Financial Accounting Standards Board (“FASB”) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the six months ended June 30, 2013.

Equity Securities (including exchange traded funds) - Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sales price. Lacking a last sales price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 2 or level 3, when appropriate, of the fair value hierarchy.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (ASC 820) - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

ACF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 470,930	-	-	$ 470,930
Exchange Traded Funds	1,002,135	-	-	1,002,135
Open-End Funds	1,337,889	-	-	1,337,889
Real Estate Investment Trusts	104,881	-	-	104,881
Short-Term Investments	165,028	-	-	165,028
Total	$3,080,863	-	-	$3,080,863

GBF

Assets (b)	Level 1	Level 2	Level 3	Total
Corporate/Government Bonds	$ -	$1,684,251	-	$1,684,251
Exchange Traded Funds	272,220	-	-	272,220
Real Estate Investment Trust	104,856	-	-	104,856
Revenue Bond	47,955	-	-	47,955
Short-Term Investments	81,585	-	-	81,585
Total	$ 506,616	$1,684,251	-	$2,190,867

INTF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 134,069	-	-	$ 134,069
Exchange Traded Funds	465,892	-	-	465,892
Open-End Funds	1,790,319	-	-	1,790,319
Short-Term Investments	242,613	-	-	242,613
Total	$2,632,893	-	-	$2,632,893

LCSF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$394,746	-	-	$394,746
Exchange Traded Funds	596,621	-	-	596,621
Open-End Funds	2,085,311	-	-	2,085,311
Real Estate Investment Trusts	50,362	-	-	50,362
Short-Term Investments	147,203	-	-	147,203
Total	$3,274,243	-	-	$3,274,243

STBF

Assets (b)	Level 1	Level 2	Level 3	Total
Corporate/Bonds	$ -	$968,977	-	$ 968,977
Exchange Traded Funds	108,010	-	-	108,010
Short-Term Investments	117,251	-	-	117,251
Total	$ 225,261	$968,977	-	$1,194,238

SCSF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 185,962	-	-	$ 185,962
Exchange Traded Funds	1,180,920	-	-	1,180,920
Open-End Funds	2,111,606	-	-	2,111,606
Real Estate Investment Trusts	73,382	-	-	73,382
Short-Term Investments	179,904	-	-	179,904
Total	$3,731,774	-	-	$3,731,774

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund held no Level 3 securities any time during the six months ended June 30, 2013.  The Fund did not hold any derivative instruments at any time during the six months ended June 30, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into an out of Level 1 and Level 2 at the end of the reporting period.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2009-2012, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended June 30, 2013, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

The Board of Trustees approved a management agreement (the “Management Agreement”) with the Adviser to furnish investment advisory and management services to the Fund.  Beginning July 1, 2012 the Fund paid the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25% for the STBF, 0.25% for the GBF, and 0.80% for all other portfolios.  For the six months ended June 30, 2013, the Adviser earned $11,837, $2,814, $10,839, $12,585, $1,529, and $14,183 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of June 30, 2013, the Fund owed the Adviser for management fees $529, $122, $457, $568, $68, and $645 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust.  For the six months ended June 30, 2013, the distribution fees were as follows, $177, $409, $58, $163, $308, and $149 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of June 30, 2013, the Fund owed the $63, $94, $12, $22, $57, and $7 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Certain affiliated persons holding shares in the six portfolios purchased such shares at net asset value.  Those affiliated persons held aggregate investments in the respective funds as of June 30, 2013, as follows:

	GBF	STBF	LCSF	SCSF	INTF	ACF
Affiliates - Shares Owned
J. Andre Weisbrod & Family	2,886	1,269	11,288	17,963	12,306	19,990
Employees	-	-	-	2,512	-	-
	2,886	1,269	11,288	20,475	12,306	19,990
Affiliates - Value of Shares Owned
J. Andre Weisbrod & Family	$ 28,949	$ 11,398	$ 158,599	$ 236,930	$ 138,813	$ 276,256
Employees	-	-	-	$ 33,130	-	-
	$ 28,949	$ 11,398	$ 158,599	$ 270,060	$ 138,813	$ 276,256

Shares Outstanding	219,843	133,413	233,271	283,135	233,760	222,861

Percentage of Ownership (Weisbrod+Employee)	1.31%	0.95%	4.84%	7.23%	5.26%	8.97%

Percentage of Ownership (Weisbrod only)	1.31%	0.95%	4.84%	6.34%	5.26%	8.97%

Mr. Weisbrod is an interested director because he is an owner of the Adviser.

Aggregate annual Trustee fees for the six months ended June 30, 2013, were $4,765.

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at June 30, 2013, was $2,506,357 representing 222,825 shares outstanding for the ACF, $2,315,601 representing 219,843 shares outstanding for the GBF, $2,226,695 representing 233,760 shares outstanding for the INTF, $2,710,967 representing 233,228 shares outstanding for the LCSF, $1,257,877 representing 133,413 shares outstanding for the STBF, and $3,479,605 representing 283,097 shares outstanding for the SCSF. Transactions in capital shares for the six months ended June 30, 2013 and the fiscal year ended December 31, 2012, were as follows:

	June 30, 2013
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	10,852	7,080	9,238	5,964	17,570	14,520
Shares issued on Reinvestment of Dividends	1,116	1,282	-	-	287	-
Shares Redeemed	(5,832)	(22,336)	(6,338)	(7,090)	(26,299)	(10,313)
Net Increase (Decrease)	6,136	(13,974)	2,900	(1,126)	(8,442)	4,207

	June 30, 2013
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$146,789	$72,125	$108,171	$81,492	$158,580	$178,465
Shares issued on Reinvestment of Dividends	15,750	12,956	-	-	2,588	-
Shares Redeemed	(79,866)	(226,762)	(74,362)	(97,701)	(236,912)	(131,957)
Net Increase (Decrease)	$ 82,673	$(141,681)	$ 33,809	$(16,209)	$(75,744)	$ 46,508

	December 31, 2012
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	11,151	37,077	10,421	8,561	23,929	13,535
Shares issued on Reinvestment of Dividends	956	3,317	4,026	-	930	-
Shares Redeemed	(28,640)	(53,859)	(22,885)	(35,873)	(47,464)	(28,991)
Net Decrease	(16,533)	(13,465)	(8,438)	(27,312)	(22,605)	(15,456)

	December 31, 2012
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$138,864	$372,253	$113,999	$103,253	$214,006	$147,766
Shares issued on Reinvestment of Dividends	12,425	33,477	46,468	-	8,337	-
Shares Redeemed	(365,064)	(542,460)	(255,130)	(441,457)	(423,781)	(324,349)
Net Decrease	$(213,775)	$(136,730)	$(94,663)	$(338,204)	$(201,438)	$(176,583)

Note 5. Investment Transactions

For the six months ended June 30, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $247,342 and $131,408 for the ACF, $25,000 and $163,656 for the GBF, $100,009 and $166,170 for the INTF, $138,088 and $182,983 for the LCSF, $205,257 and $265,000 for the STBF, and $70,476 and $100,286 for the SCSF, respectively.

Note 6. Tax Matters

At June 30, 2013, the tax cost basis for investments held were as follows: $2,359,340 for the ACF, $2,142,872 for the GBF, $2,093,735 for the INTF, $2,194,936 for the LCSF, $1,184,347 for the STBF, and $2,944,351 for the SCSF, respectively.

At June 30, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$757,049	$(35,526)	$721,523

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$47,460	$(11,366)	$36,094

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$587,626	$(48,468)	$539,158

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,085,733	$(6,426)	$1,079,307

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$12,280	$(2,389)	$9,891

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$850,476	$(63,053)	$787,423

As of June 30, 2013, the components of distributable earnings on a tax basis were as follows:

ACF	Value
Undistributed ordinary loss	$ (182,546)
Undistributed capital gain	33,441
Unrealized appreciation on investments	721,523

GBF	Value
Undistributed ordinary income	$ 11,406
Undistributed capital loss	(157,421)
Unrealized appreciation on investments	36,094

INTF	Value
Undistributed ordinary loss	$ (151,646)
Undistributed capital gain	23,364
Unrealized appreciation on investments	539,158

LCSF	Value
Undistributed ordinary loss	$ (319,866)
Undistributed capital loss	(193,123)
Unrealized appreciation on investments	1,079,307

STBF	Value
Undistributed ordinary loss	$ (54,059)
Undistributed capital loss	(15,170)
Unrealized appreciation on investments	9,891

SCSF	Value
Undistributed ordinary loss	$ (482,364)
Undistributed capital loss	(49,741)
Unrealized appreciation on investments	787,423

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax-basis components of distributions paid for the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 are as follows:

For the six months ended June 30, 2013 the ACF paid an ordinary distribution of $15,830.

For the year ended December 31, 2012 the ACF paid a capital gain distribution of $12,488.

For the six months ended June 30, 2013 the GBF paid an ordinary distribution of $13,032.

For the year ended December 31, 2012 the GBF paid an ordinary distribution of $33,659.

For the year ended December 31, 2012 the INT paid a capital gain distribution of $46,739.

For the six months ended June 30, 2013 the STBF paid an ordinary distribution of $2,611.

For the year ended December 31, 2012 the STBF paid an ordinary distribution of $8,408.

As of December 31, 2012, the following net capital loss carryforwards existed for federal income tax purposes:

Year Expiring	ACF	GBF	INTF	LCSF	STBF	SCSF
2013	-	-	-	-	-	-
2014	-	-	-	-	-	-
2015	-	-	-	-	-	-
2016	-	103,544	-	38,886	-	-
2017	-	55,195	-	45,409	15,149	58,903
2018	-	-	-	120,371	-	-
No Expiration	-	-	-	12,057	-	-
	$ -	$ 158,739	$ -	$ 216,723	$ 15,149	$ 58,903

The above capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Note 7.

 New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and require additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

STAAR Investment Trust Funds
Expense Illustration
June 30, 2013 (Unaudited)

Expense Example

As a shareholder of the STAAR Investment Trust Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2013 through June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Alternative
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2013	June 30, 2013	January 1, 2013 to June 30, 2013

Actual	$1,000.00	$1,068.56	$10.46
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.68	$10.19

* Expenses are equal to the Fund's annualized expense ratio of 2.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Bond
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2013	June 30, 2013	January 1, 2013 to June 30, 2013

Actual	$1,000.00	$991.94	$7.66
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.11	$7.75

* Expenses are equal to the Fund's annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		International
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2013	June 30, 2013	January 1, 2013 to June 30, 2013

Actual	$1,000.00	$977.47	$10.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.68	$10.19

* Expenses are equal to the Fund's annualized expense ratio of 2.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Larger Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2013	June 30, 2013	January 1, 2013 to June 30, 2013

Actual	$1,000.00	$1,108.92	$10.41
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.93	$9.94

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Short-Term
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2013	June 30, 2013	January 1, 2013 to June 30, 2013

Actual	$1,000.00	$997.71	$8.07
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.71	$8.15

* Expenses are equal to the Fund's annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Smaller Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2013	June 30, 2013	January 1, 2013 to June 30, 2013

Actual	$1,000.00	$1,130.25	$10.35
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.08	$9.79

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STAAR INVESTMENT TRUST FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2013 (UNAUDITED)

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

STAAR INVESTMENT TRUST FUNDS

TRUSTEES AND OFFICERS

JUNE 30, 2013 (UNAUDITED)

STAAR INVESTMENT TRUST FUNDS

TRUSTEES AND OFFICERS

JUNE 30, 2013 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Richard Levkoy * 103 Skrabut Lane Sewickley, PA 15143, 60	Trustee	Continuous, 12 yrs.	1 Series Trust (6 Funds)	Accountant, None
Thomas J. Smith * 736 Beaver Street Sewickley, PA 15143, 74	Trustee	Continuous, 13 yrs.	1 Series Trust (6 Funds)	Advertising/Marketing Consulting, None
Jeffrey A. Dewhirst 453 Washington Street Leetsdale, PA 15056, 64	Secretary/Trustee	Continuous, 17 yrs.	1 Series Trust (6 Funds)	Investment Banker, None

* Audit Committee members

STAAR INVESTMENT TRUST FUNDS

BOARD MEMBERS, OFFICERS AND COMMITTEE MEMBERS

JUNE 30, 2013 (UNAUDITED)

Board of Trustees

The Fund’s Board of Trustees oversees the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Fund, as that term is defined in the Act.  The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Fund.  The Fund does not have a lead independent director.  Any Board member may propose items to be included on the Board’s agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed. They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Fund’s characteristics and circumstances including the Fund’s net assets, distribution arrangements, and the services provided by the Fund’s service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Fund.  We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Fund’s shareholders are entitled.

Board Members

Name & Address	Term of Office and Length of Time Served	Position Held With Registrant	Principal Occupation(s) during Past 5 Years

J. Andre Weisbrod, 13 East Forest Ave., Pittsburgh, PA 15202, Age 63	Indeterminate / 17 Years	Trustee , Chairman, Interested Director	President, STAAR Financial Advisors, inc., (Investment Adviser to the Trust)

Jeffrey A. Dewhirst, 453 Washington Street. Leetsdale, PA 15056, Age 64	Indeterminate / 17 Years	Trustee, Secretary, Independent Director	Investment Banker, Principal, Dewhirst Capital Corporation

Thomas J. Smith, 736 Beaver St., Sewickley, PA 15141, Age 74	Indeterminate / 13 Years	Trustee, Independent Director	Advertising/marketing Consultant

Richard Levkoy, 103 Skrabut Lane, Sewickley PA 15143 Age 60	Indeterminate / 12 Years	Trustee, Independent Director, Chairman of Audit Committee	Accountant

Additional Biographical Information

J. Andre Weisbrod:

Education: BFA, Ohio University, 1970.  Young Life Institute/Fuller Seminary 1971-75.  Chartered Financial Consultant, The American College, 1986.
Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 – present; Founder, Chairman of the Board of Trustees, The STAAR Investment Trust, 1996- present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76;

Other: Board Member, Entrepreneurial Thursdays, 2005–present; Triumph Church Worship Team, 2011-present; St. Stephen’s Church Vestry 1991-99, Board Member, Young Life 1985-1994

Thomas Smith, Independent Trustee

Education:  Denison University. Bachelor of Arts

Employment History:  2004-Present – Part-time Consultant to Smith Brothers Agency; 1993-2003 -- Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McNamee U.S.; 1985-1989 -- President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ;  1964-78 --Account Management Executive, Tatham-Laird & Kudner;  1960-1964 -- Officer, U.S. Navy;  1958-1960 -- Account Executive, Radio Station WCGO

Other: Board Positions -- Present: Imani Christian Academy and Starr Investment Trust; Past: D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen’s Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S

Richard Levkoy

Education:   1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science In Accounting, summa cum laude

Employment History:  2006 - Present Accounting Consultant – CJL Engineering Moon Twp., PA;  2001 - Present St. Stephen’s Episcopal Church Sewickley, PA , Director of Finance;   2000 - 2006 Children’s Growth Fund Investment Partnership, Managing Partner;  1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant – Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA,  Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner

Other: 2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience -- Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

Jeffrey Dewhirst

Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973.

Employment History:  2007 – Present President, Dewhirst Capital Corporation.  Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies; 2002 – 2007 Managing Director, Dewhirst Warrick LLC.  Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 – 2002 President, Dewhirst Capital Corporation.  Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.   Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 – 1997 President, J. T. R. Capital Corporation. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies; 1988 – 1993 Director, Corporate Finance/Investment Banking, Price Waterhouse.  Founded and managed the Pittsburgh-based Group that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.  Became part of the firm’s national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 – 1988 Mellon Bank, N.A.  Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

Each Trustee was compensated as follows in 2013.

$ 500 Quarterly for Board Meetings and other service connected with the Board.

$ 100 Quarterly for serving as Chairman, Officer or on a committee.

Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Committees

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

Board of Trustees

Jeffrey A. Dewhirst

Richard Levkoy

Thomas Smith

J. Andre Weisbrod

Investment Adviser

STAAR Financial Advisors, Inc.

604 McKnight Park Dr.

Pittsburgh, PA 15237

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval, Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Goff, Backa, Alfera & Co., LLC

3325 Saw Mill Run Blvd.

Pittsburgh, PA 15227

This report is provided for the general information of the shareholders of the STAAR Investment Trust. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics

(d) There were no waivers to the Code of Ethics granted during the period.

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics was Amended at a meeting of the Board of Trustees on December 15, 2005. The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest

(f) The Code of Ethics may be found at www.staarfunds.com

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

The Code of Ethics may be found at www.staarfunds.com

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(a)(3)

EX-99.CERT.  Filed herewith.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

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J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

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J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date: August 26, 2013

The STAAR Investment Trust

(Registrant)

Date: August 26, 2013